Financial risk management - Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	$ 779,556	$ 904,949	$ 1,007,752
Total equity	1,408,101	1,265,648	$ 1,163,643	$ 1,047,830
Total capital	$ 2,187,657	$ 2,170,597
Gearing ratio	36.00%	42.00%